Investment in PGW	12 Months Ended
Jun. 30, 2012
Investments Disclosure [Abstract]
Investment in PGW
3.	Investment in PGW

On October 16, 2009, the Company and PGW entered into an agreement to jointly work to create value for both companies through the advancement of agricultural technology and the development of new markets.

In October 2009, the Company invested in PGW through the placement of 41.1 million newly- issued shares representing 11.52% of PGW's share capital, at NZD$0.88 per share, at a value of NZ$36.2 million (US$25.3 million).

In November 2009, together with all existing shareholders of PGW (on a pro rata basis), the Company subscribed for an additional 46.2 million shares at an aggregate price of NZ$20.8 million (US$14.6 million) without changes in the percentage of shareholding before and after the subscription.

On December 23, 2009, one of the existing shareholders of PGW sold the Company 56.8 million of PGW's share rights at NZ$0.025 per share right. The Company exercised these rights and subscribed for 56.8 million shares at an aggregate consideration of NZ$27.0 million (US$18.9 million). Upon the completion of the acquisition, the Company held an equity interest of 19.01% in PGW which enabled it to have 2 directors on PGW's board.  Accordingly, the Company determined that its representation on the board of directors of this investee enabled it to apply significant influence over PGW.

Through the date of the April 2011 PGW acquisition (Note 4), the Company elected to apply the fair value option for its equity investment in PGW, which otherwise would be accounted for using equity method accounting, because it believed a readily determinable fair value based on the investee's quoted market price provided investors with the most relevant and reliable information in assessing its value.  The Company recognized the increase in fair value, which amounted to RMB55,542,000  (US$8,593,000), between December 31, 2010 and April 30, 2011 in the consolidated statements of operations.

Under the agreement signed between the Company and PGW in November 2009, PGW agreed to issue Convertible Redeemable Notes ("CRNs") having an aggregate principal amount of US$25 million to the Company with the proceeds being invested as new capital into PGG Wrightson Finance, to enhance regulatory capital and provide greater liquidity and capacity for growth in that business.  As a result, PGW issued the CRNs to Agria Asia on January 15, 2010.

The key features of the convertible redeemable notes, which were repaid in December 2011, were as follows:

Term

The convertible redeemable notes have a perpetual term.

Interest

Interest payable under the convertible redeemable notes is:

•     For the period from January 15, 2010 to December 31, 2011, 8.0% per annum on the principal amount of the notes;

•      For the period from January 1, 2012 to December 31, 2013, the two-year swap rate quoted by Reuters  on December 31, 2011 plus a margin of 5.5%; and

•       For subsequent two-year periods commencing on January 1, 2014, January 1, 2016 and thereafter, the two-year swap rate quoted by Reuters at the start of the relevant two-year period plus a margin of 6.5%.

PGG Wrightson can suspend the interest payments at its sole discretion. Suspended interest accumulates and any suspended interest is payable on any subsequent interest payment date at the sole discretion of PGG Wrightson.  At any time when there is suspended interest, PGG Wrightson may not declare or pay any dividend or make a distribution on its ordinary shares. Once payment of interest on the notes is resumed, PGG Wrightson may not declare or pay any dividend or make a distribution on its ordinary shares for a period of 12 months commencing on the date on which the payment of interest is resumed, unless all suspended and unpaid interest is paid.

Conversion and Redemption

Unless otherwise agreed by PGG Wrightson and the Company, PGG Wrightson may elect at its sole discretion to convert or redeem the notes at any time following 18 months after January 15, 2010.

In the event that PGG Wrightson elects to convert the notes into its ordinary shares, each note will be converted into 2.1 ordinary shares of PGG Wrightson, subject to PGG Wrightson's shareholder approval.

In the event that PGG Wrightson elects to redeem the notes, the Company may choose whether the notes will be redeemed in cash or exchanged into ordinary shares of PGG Wrightson Finance, a wholly owned subsidiary of PGG Wrightson, which exchange is subject to PGG Wrightson's shareholder approval.

If the notes are redeemed in cash, PGG Wrightson will pay the Company  102% of the principal amount of the notes if the redemption takes place on or before December 31, 2011, or 104%, with each subsequent two-year period cash redemption amount accreting at an additional 2%, if the redemption takes place during the two-year period after December 31, 2011.

If the notes are exchanged into ordinary shares of PGG Wrightson Finance, the exchange ratio at which each note is exchanged into PGG Wrightson Finance ordinary shares will be the greater of (1) 1/(net tangible assets per PGG Wrightson Finance share on December 31, 2009), and (2) 1/(net tangible assets per PGG Wrightson Finance share at the last day of the month immediately prior to the time of exchange), provided that the exchange ratio shall be between 30% to 50%, depending upon the performance of PGG Wrightson Finance. In addition to the exchange, PGG Wrightson will also pay Agria 2% of the principal amount of the notes to be redeemed if the redemption occurs on or before December 31, 2011, or 4%, with each subsequent two-year exchange period redemption payment accreting at an additional 2%, if the redemption occurs between January 1, 2012 and on or before December 31, 2013.

In the event that shareholder approval, or any other regulatory or other approval or consent required by either PGG Wrightson or the Company in order to effect the exchange of PGG Wrightson Finance ordinary shares, cannot be obtained, the Company will have the option to have PGG Wrightson redeem the notes in cash at the abovementioned cash redemption amount, or have PGG Wrightson pay the Company in cash the cash equivalent value of the ordinary shares of PGG Wrightson Finance sought to be transferred to the Company under the exchange arrangement.

In April 2011, the Company acquired a controlling interest in PGW. Therefore, from the date of acquisition, the convertible redeemable notes have been eliminated on consolidation. In December 2011, the convertible redeemable notes were repaid at 102% of the principal amount. The repayment of the intercompany financial instrument impacted non-controlling interest as reflected on the statement of changes in equity.